Note 22 - Financial liabilities at amortized cost - Other financial liabilities (Details) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost		€ 13,758,000,000	€ 12,844,000,000	€ 11,850,000,000
LiabilitiesForLease [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost	[1]	3,335,000,000
Creditors For Other Financial Liabilities Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost		2,623,000,000	2,891,000,000	2,835,000,000
Collection Accounts Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost		3,306,000,000	4,305,000,000	3,452,000,000
Creditors For Other Payment Obligations Member [Member]
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost		4,494,000,000	5,648,000,000	5,563,000,000
Total Member
Other Financial Liabilities Line Items
Other financial liabilities, at amortized cost		€ 13,758,000,000	€ 12,844,000,000	€ 11,850,000,000

[1]	(*) Lease liabilities are recognized after the implementation of IFRS 16 (see Note 2.1).